Goodwill - Schedule of Carrying Value of Goodwill (Details) - Merchandise [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Value of Goodwill [Line Items]
Balance at beginning	¥ 40,407,135	¥ 18,769,688
Balance at ending	26,638,707	40,407,135
Additions	54,164,199	29,865,098
Decrease due to deconsolidation of Mengwei		(1,635,431)
Cook SF [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	(19,776,660)	¥ (6,592,220)
Lin [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	(3,399,342)
Lishang [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	(3,212,770)
Yuli [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	(3,496,218)
Yai’s Thai [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	(32,498,519)
Yunmao [Member]
Schedule of Carrying Value of Goodwill [Line Items]
Impairment for goodwill	¥ (5,549,118)